Supplementary Information	12 Months Ended
Dec. 31, 2010
Supplementary Information on Oil and Gas Exploration and Production [Abstract]
Supplementary Information On Oil And Gas Exploration And Production [Text Block]

In accordance with Codification Topic 932 - Extractive Activities - Oil and Gas, this section provides supplemental information on oil and gas exploration and producing activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisitions and development, capitalized costs and results of operations. The information included in items (iv) and (v) present information on Petrobras' estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves, and changes in estimated discounted future net cash flows.

Beginning in 1995, the Federal Government of Brazil undertook a comprehensive reform of the country's oil and gas regulatory system. On November 9, 1995, the Brazilian Constitution was amended to authorize the Federal Government to contract with any state or privately-owned company to carry out the activities related to the upstream and downstream segments of the Brazilian oil and gas sector. This amendment eliminated Petrobras' effective monopoly. The amendment was implemented by the Oil Law, which liberated the fuel market in Brazil beginning January 1, 2002.

The Oil Law established a regulatory framework ending Petrobras' exclusive agency and enabling competition in all aspects of the oil and gas industry in Brazil. As provided in the Oil Law, Petrobras was granted the exclusive right for a period of 27 years to exploit the petroleum reserves in all fields where the Company had previously commenced production. However, the Oil Law established a procedural framework for Petrobras to claim exclusive exploratory (and, in case of success, development) rights for a period of up to three years with respect to areas where the Company could demonstrate that it had "established prospects". To perfect its claim to explore and develop these areas, the Company had to demonstrate that it had the requisite financial capacity to carry out these activities, alone or through financing or partnering arrangements.

The adoption of the SEC rules seeking to modernize the supplemental oil and gas disclosures and the FASB's issuance of the Accounting Standards Update n° 2010-03, "Oil and Gas Reserve Estimation and Disclosure", generated no material impact to the Company's consolidated financial statements other than additional disclosures as discussed in the Note 2(n).

The "International" geographic area includes activities in South America, which includes Argentina, Colombia, Ecuador, Peru, Uruguai and Venezuela; North America, which includes Mexico and the United States of America; Africa, which includes Angola, Lybia, Namibia, Nigeria, and Tanzania, and Others, which includes India, Iran, Portugal, Cuba, New Zealand, Australia and Turkey. The equity investments are composed of Venezuelan companies involved in exploration and production activities.

(i) Capitalized costs relating to oil and gas producing activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	Consolidated Entities							Equity Method Investees
December 31, 2010	Brazil	South America	North America	Africa	Others	International	Total	Total

Unproved oil and gas properties (*)	49,282	333	1,525	571	2	2,431	51,713	-
Proved oil and gas properties	35,506	3,288	1,779	2,850	11	7,928	43,434	338
Support equipments	52,408	1,142	-	39	14	1,195	53,603	1

Gross capitalized costs	137,196	4,763	3,304	3,460	27	11,554	148,750	339
Depreciation and depletion	(40,774)	(2,556)	(408)	(751)	(2)	(3,717)	(44,491)	(113)
	96,422	2,207	2,896	2,709	25	7,837	104,258	-
Construction and installations in progress	33,491	5	-	-	-	5	33,496	226

Net capitalized costs	129,913	2,212	2,896	2,709	25	7,842	137,755	226

December 31, 2009

Unproved oil and gas properties	3,976	75	1,224	621	7	1,927	5,903	-
Proved oil and gas properties	28,397	3,369	1,133	2,480	-	6,982	35,379	730
Support equipments	44,433	1,151	-	186	78	1,416	45,849	1

Gross capitalized costs	76,806	4,595	2,357	3,287	85	10,325	87,131	731

Depreciation and depletion	(34,372)	(2,996)	(294)	(425)	(1)	(3,716)	(38,088)	(137)

	42,434	1,599	2,063	2,862	84	6,609	49,043	594
Construction and installations in progress	27,664	9	-	-	596	605	28,269	-

Net capitalized costs	70,098	1,608	2,063	2,862	680	7,214	77,312	594

(*) Includes US$43,868 related to the Assigment Agreement.

(ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated Entities							Equity Method Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

At December 31, 2010

Properties acquisitions:
Proved	-	19	-	(67)	-	(48)	(48)	4
Unproved (*)	43,868	-	-	33	-	33	43,901	-
Exploration costs	4,180	187	53	91	833	1,164	5,344	1
Development costs	14,546	428	812	193	-	1,433	15,979	31

	62,594	634	865	250	833	2,582	65,176	36

At December 31, 2009

Properties acquisitions:
Proved	-	24	-	65	-	89	89	5
Unproved	9	-	-	2	-	2	11	-
Exploration costs	3,616	199	64	96	157	516	4,132	-
Development costs	13,524	319	571	307	-	1,197	14,721	83

	17,149	542	635	470	157	1,804	18,953	88

At December 31, 2008

Properties acquisitions:
Proved	-	226	-	23	-	249	249	-
Unproved	42	27	254	18	5	304	346	-
Exploration costs	3,568	145	217	1	2	365	3,933	-
Development costs	11,633	557	288	549	194	1,588	13,221	-

	15,243	955	759	591	201	2,506	17,749	71

(*) Includes US$43,868 related to the Assigment Agreement.

(iii) Results of operations for oil and gas producing activities

The Company's results of operations from oil and gas producing activities for the years ended December 31, 2010, 2009 and 2008 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the Refining, Transportation & Marketing segment in Brazil. The prices calculated by the Company's model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company's model may not be indicative of the future prices to be realized by the Company, Gas prices used are contracted prices to third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including such costs as operating labor, materials, supplies, fuel consumed in operations and the costs of operating natural liquid gas plants. Production costs also include administrative expenses and depreciation and amortization of equipment associated with production activities.

Exploration expenses include the costs of geological and geophysical activities and non-productive exploratory wells. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 - Extractive Activities - Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

	Consolidated Entities							Equity Method Investees
At December 31, 2010	Brazil	South America	North America	Africa	Others	International	Total	Total

Net operation revenues:
Sales to third parties	242	791	7	(4)	-	794	1,036	99
Intersegment (1)	54,042	1,283	56	1,633	-	2,972	57,014	21

	54,284	2,074	63	1,629	-	3,766	58,050	120

Production costs (2)	(20,525)	(844)	(33)	(89)	-	(966)	(21,491)	(38)
Exploration expenses	(1,277)	(82)	(59)	(294)	(189)	(623)	(1,900)	(1)
Depreciation, depletion and amortization	(5,757)	(366)	(31)	(320)	(1)	(718)	(6,475)	(84)
Impairment of oil and gas properties	(346)	(6)	-	-	-	(6)	(352)	-
Others operating expenses	(863)	51	7	2	(24)	36	(827)	-

Results before income tax expenses	25,516	828	(54)	928	(214)	1,489	27,005	(2)

Income tax expenses	(8,675)	(139)	-	(163)	-	(302)	(8,978)	(21)

Results of operations (excluding corporate
overhead and interest cost)	16,841	689	(54)	765	(214)	1,186	18,027	(23)

(1) Does not consider US$998 (US$1,181 for 2009 and US$3,067 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' net operating revenues of US$54,284 (US$38,777 for 2009 and US$59,024 for 2008) for the segment of E&P Brazil (see Note 21).

(2) Does not consider US$1,081 (US$1,282 for 2009 and US$3,111 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' cost of sales of US$20,525 (US$16,329 for 2009 and US$21,130 for 2008) for the segment of E&P Brazil (see Note 21).

	Consolidated Entities							Equity Method Investees
At December 31, 2009	Brazil	South America	North America	Africa	Others	International	Total	Total

Net operation revenues:
Sales to third parties	476	641	64	140	-	845	1,321	213
Intersegment (1)	37,120	1,146	-	957	-	2,103	39,223	18
	37,596	1,787	64	1,097	-	2,948	40,544	231

Production costs (2)	(15,047)	(689)	(36)	(185)	-	(910)	(15,957)	(126)
Exploration expenses	(1,199)	(198)	(49)	(189)	(71)	(507)	(1,706)	-
Depreciation, depletion and amortization	(4,344)	(383)	(37)	(299)	(1)	(720)	(5,064)	(120)
Impairment of oil and gas properties	(319)	-	-	-	-	-	(319)	-
Others operating expenses	(1,293)	(19)	-	9	2	(8)	(1,301)	-

Results before income tax expenses	15,394	498	(58)	433	(70)	803	16,197	(15)

Income tax expenses	(5,200)	(116)	(0)	(69)	-	(185)	(5,385)	(12)

Results of operations (excluding corporate overhead
and interest cost)	10,194	382	(58)	364	(70)	618	10,812	(27)
At December 31, 2008

Net operation revenues:
Sales to third parties	973	1,152	139	91	-	1,382	2,355	-
Intersegment (1)	54,983	1,403	-	55	-	1,458	56,441	-

	55,956	2,555	139	146	-	2,840	58,796	-
Production costs (2)	(18,019)	(836)	(42)	(23)	-	(901)	(18,920)	-
Exploration expenses	(1,303)	(141)	(106)	(128)	(97)	(472)	(1,775)	-
Depreciation, depletion and amortization	(3,544)	(357)	(35)	(27)	-	(419)	(3,963)	-
Impairment of oil and gas properties	(171)	(5)	(115)	(3)	-	(123)	(294)	-
Others operating expenses	(117)	(181)	-	9	-	(172)	(289)	-

Results before income tax expenses	32,802	1,035	(159)	(26)	(97)	753	33,555	-
Income tax expenses	(11,153)	(265)	(13)	12	-	(266)	(11,419)	-

Results of operations (excluding corporate overhead
and interest cost)	21,649	770	(172)	(14)	(97)	487	22,136	47

(1) Does not consider US$998 (US$1,181 for 2009 and US$3,067 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' net operating revenues of US$54,284 (US$38,777 for 2009 and US$59,024 for 2008) for the segment of E&P Brazil (see Note 21).

(2) Does not consider US$1,081 (US$1,282 for 2009 and US$3,111 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' cost of sales of US$20,525 (US$16,329 for 2009 and US$21,130 for 2008) for the segment of E&P Brazil (see Note 21).

iv) Reserve quantities information

The Company's estimated net proved oil and gas reserves and changes thereto for the years 2010, 2009 and 2008 are shown in the following table. Proved reserves are estimated by the Company's reservoir engineers in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations-prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

Developed oil and gas reserves are reserves of any category that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well.

In some cases, substantial new investments in additional wells and related facilities will be required to recover these proved reserves. Due to the inherent uncertainties and the limited nature of reservoir data, estimates of reserves are subject to change as additional information becomes available.

Bolivian proved reserves were not classified as such in 2009 due to the new Bolivian Constitution, which restrict the disclosure of estimated reserves for properties under its authority. The initial balance of Bolivian proved reserves for 2009 is adjusted under the line item "Revisions of previous estimates".

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

Proved developed and undeveloped reserves	Brazil	South America	North America	Africa	International	Synthetic Oil	Total	Total

Reserves at December 31, 2007	9,138.5	321.3	26.7	66.3	414.3	-	9,552.8	60.1

Revisions of previous estimates	119.3	0.1	(10.6)	21.4	10.9	-	130.2	-
Extensions and discoveries	74.7	1.5	-	-	1.5	-	76.2	-
Improved recovery	29.8	-	-	-	-	-	29.8	-
Sales of reserves	-	(10.7)	-	-	(10.7)	-	(10.7)	-
Purchases of reserves	-	12.3	-	-	12.3	-	12.3	-
Production for the year	(646.0)	(35.6)	(0.6)	(2.9)	(39.1)	-	(685.1)	-

Reserves at December 31, 2008	8,716.3	288.9	15.5	84.8	389.2	-	9,105.5	49.1

Revisions of previous estimates	1,779.0	(37.9)	(7.7)	1.7	(43.9)	-	1,735.1	(3.0)
Extensions and discoveries	100.0	4.8	-	30.4	35.2	8.0	143.2	-
Improved recovery	11.0	-	-	10.3	10.3	-	21.3	(2.8)
Sales of reserves	-	(99.4)	-	-	(99.4)	-	(99.4)	-
Purchases of reserves	-	99.4	-	-	99.4	-	99.4	-
Production for the year	(687.0)	(31.2)	(0.5)	(16.3)	(48.0)	(1.0)	(736.0)	(3.4)

Reserves at December 31, 2009	9,919.3	224.6	7.3	110.9	342.8	7.0	10,269.1	39.9

Revisions of previous estimates	368.0	(9.3)	3.4	13.9	8.0	2.0	378.0	(3.7)
Extensions and discoveries	778.0	26.9	-	-	26.9	-	804.9	-
Improved recovery	9.0	0.1	-	20.7	20.8	-	29.8	-
Sales of reserves	-	(5.9)	(0.1)	-	(6.0)	-	(6.0)	-
Purchases of reserves	-	-	-	-	-	-	-	-
Production for the year	(695.0)	(26.6)	(0.5)	(20.6)	(47.7)	(1.0)	(743.7)	(2.7)

Reserves at December 31, 2010 (*)	10,379.3	209.8	10.1	124.9	344.8	8.0	10,732.1	33.5

(*) Does not include the rights to produce 5 billion barrels of oil equivalent according to the Assigment Agreement.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

								Equity Method
			Consolidated Entities					Investees
Proved developed and undeveloped reserves	Brazil	South America	North America	Africa	International	Synthetic Gas	Total	Total

Reserves at December 31, 2007	10,078.3	2,259.8	141.7	-	2,401.5	-	12,479.8	66.9

Revisions of previous estimates	(248.3)	427.4	(10.7)	26.8	443.5	-	195.2	-
Extensions and discoveries	113.5	39.2	-	-	39.2	-	152.7	-
Improved recovery	7.5	-	-	-	-	-	7.5	-
Purchases of reserves	-	123.1	-	-	123.1	-	123.1	-
Production for the year	(605.0)	(209.0)	(4.9)	-	(213.9)	-	(818.9)	-

Reserves at December 31, 2008	9,346.0	2,640.5	126.1	26.8	2,793.4	-	12,139.4	75.7

Revisions of previous estimates	942.0	(1,398.3)	(70.7)	5.0	(1,464.0)	-	(522.0)	(14.4)
Extensions and discoveries	141.0	5.5	-	-	5.5	6.6	153.1	-
Improved recovery	1.0	-	-	-	-	-	1.0	3.9
Sales of reserves	-	(110.3)	-	-	(110.3)	-	(110.3)	-
Purchases of reserves	-	110.3	-	-	110.3	-	110.3	-
Production for the year	(571.0)	(207.8)	(3.9)	-	(211.7)	(1.0)	(783.7)	(2.0)

Reserves at December 31, 2009	9,859.0	1,039.9	51.5	31.8	1,123.2	5.6	10,987.8	63.2

Revisions of previous estimates	339.0	(20.3)	3.6	8.6	(8.1)	8.0	338.9	(1.9)
Extensions and discoveries	961.0	324.0	-	-	324.0	-	1,285.0	-
Improved recovery	10.0	4.7	-	-	4.7	-	14.7	-
Sales of reserves	-	(1.0)	(0.1)	-	(1.1)	-	(1.1)	-
Purchases of reserves	-	-	-	-	-	-	-	-
Production for the year	(615.0)	(111.6)	(3.3)	-	(114.9)	(2.0)	(731.9)	(1.5)
	-	-	-	-
Reserves at December 31, 2010	10,554.0	1,235.7	51.7	40.4	1,327.8	11.6	11,893.4	59.8

	2010				2009				2008
Net proved developed reserves:	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions of cubic feet)		(millions of barrels)		(billions of cubic feet)		(millions of barrels)		(billions of cubic feet)
Consolidated entities
Brazil	6,932.0	8.0	6,975.0	11.6	6,121.4	7.0	5,382.8	5.6	5,346.5	-	5,069.9	-

South America (1)	118.8	-	489.2	-	139.9	-	485.6	-	189.0	-	1,661.5	-
North America	4.6	-	30.3	-	3.8	-	37.3	-	5.9	-	67.8	-
Africa	59.5	-	40.4	-	58.5	-	31.7	-	16.0	-	25.6	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	182.9		559.9		202.2	-	554.6	-	210.9	-	1,754.9	-

	7,114.9	8.0	7,534.9	11.6	6,323.6	7.0	5,937.4	5.6	5,557.4	-	6,824.8	-

Nonconsolidated entitites
Brazil	-	-	-	-	-	-	-	-	-	-	-	-

South America (1)	18.7	-	25.0	-	22.2	-	32.5	-	27.5	-	47.3	-
North America	-	-	-	-	-	-	-	-	-	-	-	-
Africa	-	-	-	-	-	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	18.7		25.0		22.2	-	32.5	-	27.5	-	47.3	-

	18.7	-	25.0	-	22.2	-	32.5	-	27.5	-	47.3	-

Total consolidated and
nonconsolidated entities	7,133.6	8.0	7,559.9	11.6	6,345.8	7.0	5,969.9	5.6	5,584.9	-	6,872.1	-

Net proved undeveloped reserves:

Consolidated entities
Brazil	3,447.3	-	3,579.0	-	3,797.9	-	4,476.2	-	3,369.8	-	4,276.1	-

South America (1)	91.0	-	746.3	-	84.8	-	554.5	-	99.9	-	979.0	-
North America	5.6	-	21.6	-	3.5	-	14.2	-	9.6	-	58.3	-
Africa	65.3	-	-	-	524	-	-	-	68.8	-	1.2	-
Others	.	-	-	-	-	-	-	-	-	-	-	-
Total Internacional	161.9		767.9	-	140.7	-	568.7	-	178.3	-	1,038.5	-

	3,609.2	-	4,346.9	-	3,938.6	-	5,044.9	-	3,548.1	-	5,314.6	-

Nonconsolidated entitites
Brazil	-	-	-	-	-	-	-	-	-	-	-	-

South America (1)	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-
North America	-	-	-	-	-	-	-	-	-	-	-	-
Africa	-	-	-	-	-	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-

	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-

Total consolidated and
nonconsolidated entities	3,624.0	-	4,381.7	-	3,956.2	-	5,075.5	-	-	-	5,343.0	-

(1) Includes reserves of 35.3 million barrels of oil and 276.3 billions of cubic feet of gas in 2010 (42.2 million barrels of oil and 312.00 billions of cubic feet of gas in 2009; and 71.5 million barrels of oil and 415.9 billions of cubic feet of gas in 2008) attributable to 32,76% minority interest in Petrobras Argentina, which is consolidated by Petrobras.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 - Extractive Activities - Oil and Gas. Estimated future cash inflows from production in Brazil and International segments are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions based upon the Company's internal pricing methodology for oil and gas to year-end quantities of estimated net proved reserves. Future price changes are limited to those provided by contractual arrangements in existence at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on year-end cost indicators, assuming continuation of year-end economic conditions. Estimated future income taxes are calculated by applying appropriate year-end statutory tax rates. These rates reflect allowable deductions and are applied to estimated future pre-tax net cash flows, less the tax basis of related assets. Discounted future net cash flows are calculated using 10% midperiod discount factors. This discounting requires a year-by-year estimate of when the future expenditures will be incurred and when the reserves will be produced.

The arbitrary valuation prescribed under Codification Topic 932 - Extractive Activities - Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras' future cash flows or the value of its oil and gas reserves.

	Consolidated Entities								Equity Investees
	Brazil	South America		North America	Africa	Others	International	Total	Total
At December 31, 2010
Future cash inflows	755,189	22,246		1,029	11,403	-	34,678	789,867	1,992
Future production costs	(331,109)	(7,359)		(251)	(2,954)	-	(10,564)	(341,673)	(1,072)
Future development costs	(52,589)	(2,054)		(346)	(2,495)	-	(4,895)	(57,484)	(71)
Future income tax expenses	(128,856)	(6,898)		-	(1,475)	-	(8,373)	(137,229)	(333)

Undiscounted future net cash flows	242,635	5,935		432	4,479	-	10,846	253,481	516

10 percent midyear annual discount for timing of estimated cash flows	(118,361)	(2,222)		(202)	(1,417)	-	(3,841)	(122,202)	(192)

Standardized measure of discounted future net cash flows	124,274	3,713		230	3,062	-	7,005	131,279	324

At December 31, 2009
Future cash inflows	528,703	19,815		640	7,319	-	27,774	556,477	2,737
Future production costs	(252,843)	(5,833)		(170)	(2,010)	-	(8,013)	(260,856)	(1,337)
Future development costs	(45,444)	(2,262)		(217)	(2,248)	-	(4,727)	(50,171)	(121)
Future income tax expenses	(80,342)	(6,354)		-	(290)	-	(6,644)	(86,986)	(501)

Undiscounted future net cash flows	150,074	5,366		253	2,771	-	8,390	158,464	778

10 percent midyear annual discount for timing of estimated cash flows	(73,740)	(2,165)		(96)	(742)	-	(3,003)	(76,743)	(310)

Standardized measure of discounted future net cash flows	76,334	3,201	(*)	157	2,029	-	5,387	81,721	467

At December 31, 2008
Future cash inflows	298,408	21,793		1,468	3,088	-	26,349	324,757	-
Future production costs	(163,427)	(5,236)		(588)	(1,212)	-	(7,036)	(170,463)	-
Future development costs	(41,063)	(2,276)		(327)	(593)	-	(3,196)	(44,259)	-
Future income tax expenses	(33,679)	(9,021)		-	(2)	-	(9,023)	(42,702)	-

Undiscounted future net cash flows	60,239	5,260		553	1,281	-	7,094	67,333	-

10 percent midyear annual discount for timing of estimated cash flows	(22,772)	(2,087)		(266)	(187)	-	(2,540)	(25,312)	-

Standardized measure of discounted future net cash flows	37,467	3,174	(*)	286	1,095	-	4,555	42,022	240

(*) Includes US$405 in 2010 (US$411 in 2009 and US$579 in 2008) attributable to 32,76% minority interest in Petrobras Argentina, which is consolidated by Petrobras.

								Equity Method
	Consolidated Entities							Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at January 1, 2010	76,334	3,202	157	2,028	-	5,387	81,721	467

Sales and transfers of oil and gas, net of production cost	(31,864)	(1,139)	(34)	(1,532)	-	(2,705)	(34,569)	(58)
Development cost incurred	13,692	428	812	193	-	1,433	15,125	18
Net change due to purchases and sales of minerals in place	-	(58)	(1)	-	-	(59)	(59)	-
Net change due to extensions, discoveries and improved less related costs	16,972	218	-	1,061	-	1,279	18,251	-
Revisions of previous quantity estimates	7,594	251	88	686	-	1,025	8,619	(58)
Net change in prices, transfer prices and in production costs	72,628	646	(716)	1,353	-	1,283	73,911	(228)
Changes in estimated future development costs	(13,580)	(271)	-	(334)	-	(605)	(14,185)	30
Accretion of discount	7,633	497	23	193	-	713	8,346	77
Net change in income taxes	(25,135)	(205)	-	(1,040)	-	(1,245)	(26,380)	89
Timing	-	180	(110)	-	-	70	70	-
Other - unspecified	-	(36)	11	454	-	429	429	(13)

Balance at December 31, 2010	124,274	3,713	230	3,062	-	7,005	131,279	324

								Equity Method
			Consolidated Entities					Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at janauary 1, 2009	37,466	3,172	287	1,095	-	4,554	42,020	240
						-	-
Sales and transfers of oil and gas, net of production cost	(22,529)	(1,062)	(32)	(581)	-	(1,675)	(24,204)	(84)
Development cost incurred	13,513	319	571	307	-	1,197	14,710	74
Net change due to purchases and sales of minerals in place	-	-	-	-	-	-	-	-
Net change due to extensions, discoveries and improved recovery less related costs	1,643	110	-	1,242	-	1,352	2,995	(45)
Revisions of previous quantity estimates	23,490	(308)	(366)	32	-	(642)	22,848	(80)
Net change in prices, transfer prices and in production costs	44,892	(1,087)	(476)	1,717	-	154	45,046	513
Changes in estimated future development costs	(5,971)	(293)	65	(1,267)	-	(1,495)	(7,466)	(79)
Accretion of discount	3,747	407	16	114	-	537	4,284	40
Net change in income taxes	(19,917)	1,652	-	(238)	-	1,414	(18,503)	(144)
Timing	-	318	38	-	-	356	356	-
Other - unspecified	-	(25)	54	(393)	-	(364)	(364)	32

Balance at December 31, 2009	76,334	3,203	157	2,028	-	5,388	81,722	467

								Equity Method
			Consolidated Entities					Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at janauary 1, 2008	169,853	4,909	865	3,364	-	9,138	178,991	-
						-	-
Sales and transfers of oil and gas, net of production cost	(36,982)	(1,630)	(97)	(59)	-	(1,786)	(38,768)	-
Development cost incurred	11,744	557	288	549	194	1,588	13,332	-
Net change due to purchases and sales of minerals in place	-	201	-	-	-	201	201	-
Net change due to extensions, discoveries and improved recovery less related costs	1,018	69	-	(19)	-	50	1,068	-
Revisions of previous quantity estimates	634	1,232	(155)	440	-	1,517	2,151	-
Net change in sales and transfer prices and in productions costs	(188,780)	(1,355)	(1,075)	(4,018)	(194)	(6,642)	(195,422)	-
Changes in estimated future development costs	(8,576)	(733)	(132)	(162)	-	(1,027)	(9,603)	-
Accretion of discount	16,985	668	122	340	-	1,130	18,115	-
Net change in income taxes	71,571	(449)	356	1,380	-	1,287	72,858	-
Timing	-	(208)	74	(410)	-	(544)	(544)	-
Other - unspecified	-	(87)	40	(310)	-	(357)	(357)	-

Balance at December 31, 2008	37,467	3,174	286	1,095	-	4,555	42,022	240